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Banc of America Securities LLC

9 West 57th Street

New York, NY  10019

July 29, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:	MWI Veterinary Supply, Inc.
Registration Statement on Form S-1 (SEC File No. 333-124264)

Ladies and Gentlemen:

In connection with the above-referenced Registration Statement, and pursuant to Rule 461 under the Securities Act of 1933, as amended (the “Act”), we hereby join in the request of MWI Veterinary Supply, Inc. that the effective date of the Registration Statement be accelerated so that it will be declared effective at 4:00 p.m., Eastern time, on August 2, 2005, or as soon thereafter as practicable.

Pursuant to Rule 460 under the Act, please be advised that through the date hereof, the undersigned effected the following approximate distribution of copies of the Preliminary Prospectus dated July 14, 2005 (the “Preliminary Prospectus”):

No. of Copies
Prospective Underwriters	6,784
Institutions	966
Total	7,750

In connection with the Preliminary Prospectus distribution for the above-reference issue, the prospective underwriters have confirmed that they have complied and will continue to comply with the 48-hour requirement as promulgated by Rule 15c2-8 under the Securities Exchange Act of 1934, as amended.

Very truly yours,

BANC OF AMERICA SECURITIES LLC
As Representatives of the underwriters

By:	Banc of America Securities LLC

By:	/s/ Thomas M. Morrison
Name: Thomas M. Morrison
Title: Managing Director, Equity Capital Markets